Common Shares	12 Months Ended
Jan. 31, 2024
Common Shares
Common Sharess

9. Common Shares

Authorized: Unlimited number of common shares without par value

During the year ended January 31, 2024:

(a)	On March 14, 2023, the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $225,000 allocated to warrants.

Share issue costs totaling $228,972 consisted of the following: 840,000 brokers’ warrants with fair value of $39,972, brokers’ fee of $84,000 and other transaction costs of $105,000. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on March 14, 2025. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 10(c)).

(b)	On March 14, 2023, the Company closed on a non-brokered private placement and issued 3,571,429 units at price of US$0.07 per unit for gross proceeds of $357,143 (US$250,000). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of US$0.11 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $48,846 allocated to warrants (Note 10(a)).
(c)	On July 10, 2023, the Company closed on a non-brokered private placement and issued 2,200,000 units at price of $0.10 per unit for gross proceeds of $220,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on July 9, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,000 allocated to warrants.

(d)	On August 31, 2023, the Company closed on a non-brokered private placement and issued 2,950,000 units at price of $0.10 per unit for gross proceeds of $295,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,250 allocated to warrants.

Share issue costs totaling $12,999 consisted of the following: 114,000 brokers’ warrants with fair value of $5,399 and brokers’ fee of $7,600. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 10(c)).

(e)	On December 15, 2023, the Company closed on a non-brokered private placement and issued 2,000,000 units at price of $0.10 per unit for gross proceeds of $200,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on December 14, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $80,000 allocated to warrants.

During the year ended January 31, 2023:

(f)	The Company issued 10,000 common shares, with fair value totaling $16,850, to a third party pursuant to vesting of restricted stock units (Note 12(a)) and 152,500 common shares, with fair value of $29,737 to a third party for services rendered.

(g)	In October 2022, the Company issued 1,540,135 common shares pursuant to the conversion of principal and accrued interest of convertible debenture (Note 7(a)).

(h)	In October and December 2022, the Company issued, pursuant to a non-brokered private placement, 3,160,000 common shares at price of $0.20 (US$0.15) per share for gross proceeds of $647,166 (US$474,000).

(i)	The Company received subscription proceeds totaling $74,000 from its Chief Executive Officer (Note 15).

During the year ended January 31, 2022:

(j)	The Company issued 15,000 common shares, with fair value totaling $28,350, to a third party pursuant to vesting of restricted stock units (Note 12(a)), 23,724 common shares, with fair value of $40,331, as settlement of amounts payable and 412,069 common shares, with fair values of $115,500, to third parties for services rendered.
(k)	In February and March 2021, the Company issued, pursuant to a non-brokered private placement, 1,779,833 common shares at price of $1.40 per share for gross proceeds of $2,491,766. Share issue costs consisted of issuances of 210,771 common shares with fair value of $287,413 and other transaction costs of $30,477.

(l)	On April 3, 2021, 5,589,735 special warrants were exercised pursuant to which the Company issued 6,372,298 common shares, valued at $2,794,868, and 6,372,298 warrants with an exercise price of $0.60 and expiry date of December 1, 2023. Pursuant to the exercise, $572,565 of issue costs related to the special warrants have been reclassified from reserves into common shares on the consolidated statements of shareholders’ deficit.

The following table summarizes the continuity of special warrants:

		Exercised Into
	Number of Special Warrants	Common Shares	Warrants

Balance, January 31, 2021	5,589,735	330,000	330,000
Exercised into 1.14 common shares and warrants	(5,589,735)	6,372,298	6,372,298
Balance, January 31, 2024, 2023 and 2022	–	6,702,298	6,702,298

(m)	On April 26, 2021, the Company filed and obtained a receipt for a final base shelf prospectus (the "Shelf Prospectus") filed with the securities regulatory authorities in British Columbia, Alberta and Ontario, Canada. The Shelf Prospectus was valid for a 25-month period, during which time the Company may issue an aggregate offering amount of up to $100 million of common shares, preferred shares, warrants, subscription receipts, units and debt securities (the "Securities") in amounts and at prices on the terms based on market conditions at the time of sale and set forth in an accompanying prospectus supplement ("Prospectus Supplement"). Unless otherwise specified in a Prospectus Supplement, the net proceeds from the sale of Securities may be used for general corporate and working capital requirements, funding product program costs, or for other corporate purposes. Each Prospectus Supplement had to contain specific information concerning the use of proceeds from that sale of the Securities. There was no certainty that any Securities will have been offered or sold under the Shelf Prospectus within the 25-month period. During the year ended January 31, 2022, the Company incurred $77,184 of costs related to the filing of the Shelf Prospectus.

(n)	On May 14, 2021, the Company issued, pursuant to a non-brokered private placement, 1,142,857 common shares at price of US$0.70 per share for gross proceeds of $972,000 (US$800,000). Share issue costs consisted of issuance of 311,689 common shares with fair value of $168,312 and other transaction costs of $38,637.

(o)	On May 28, 2021, the Company closed on a bought-deal public offering and issued, under the Shelf Prospectus (Note 9(m)), 15,812,500 units at price of $0.40 per unit for gross proceeds of $6,325,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring on May 28, 2021. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $395,313 allocated to the warrants.
Share issue costs totaling $1,673,703 consisted of the following: 1,265,000 compensation options with fair value of $644,629 (Note 11), 689,655 common shares with fair value of $268,965, agent’s fee of $506,000 and other transaction costs of $254,109. Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.

(p)	On June 7, 2021, the Company closed on a marketed public offering and issued, under the Shelf Prospectus (Note 9(m)), 6,525,000 units at price of $0.40 per unit for gross proceeds of $2,610,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring on May 28, 2021. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $685,125 allocated to the warrants.

Share issue costs totaling $556,698 consisted of the following: 652,750 compensation options with fair value of $227,612 (Note 11), agent’s fee of $261,000 and other transaction costs of $68,086. Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.

(q)	On June 25, 2021, the Company closed on a partial exercise of the over-allotment option in conjunction with its marketed public offering (Note 9(p)) and issued, under the Shelf Prospectus (Note 9(m)), 500,000 units at price of $0.40 per unit and 478,750 share purchase warrants at a price of $0.0563 per share purchase warrant for gross proceeds of $226,954. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring on May 28, 2024. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $52,500 allocated to the warrants. Each share purchase warrant issued entitles the holder to purchase one common share at an exercise price of $0.50 and expires on May 28, 2024.

Share issue costs totaling $50,920 consisted of 50,000 compensation options with fair value of $17,405 (Note 11) entitling the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024, 47,875 compensation options with fair value of $6,819 (Note 11) entitling the holder to purchase one common share at an exercise price of $0.50 per share and expires on May 28, 2024, agent’s fee of $22,696 and other transaction costs of $4,000. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.